RESTRICTED STOCK (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Shares
Nonvested at January 1, 2013	316,042	181,960
Granted	64,088	131,416
Grants made in prior periods, now becoming restricted		22,000
Vested	(33,042)	(14,334)
Forfeited	(24,500)	(5,000)
Nonvested at September 30, 2013	322,590	316,042
Weighted- Average Grant-DateFair Value
Nonvested at January 1, 2013	$ 16.60	$ 17.20
Granted	$ 4.48	$ 17.20
Grants made in prior periods, now becoming restricted		$ 9.2
Vested	$ 18.38	$ 21.2
Forfeited	$ 9.94	$ 18.4
Nonvested at September 30, 2013	$ 14.40	$ 16.60